Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2024 CNY (¥)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 CNY (¥)
Schedule of Accounts Receivable, Net [Abstract]
Accounts receivable	¥ 36,467
Less: Allowance for credit losses	191
Total accounts receivable, net	¥ 36,276	$ 5,169